Securities Textuals (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Securities (Textuals) [Abstract]
Available-for-sale Securities Pledged as Collateral	$ 140,300	$ 132,200
Cost-method Investments, Aggregate Carrying Amount	$ 1,400	$ 1,600